Disposals of subsidiaries	12 Months Ended
Dec. 31, 2025
Disposals of subsidiaries [Abstract]
Disposals of subsidiaries
26	Disposals of subsidiaries

(a)	Shenzhen Miaoyan Medical Technology Investment Co., Ltd.

In May 2023, the Group disposed of its entire equity interest in Shenzhen Miaoyan Medical Technology Investment Co., Ltd. to a third party. Details of the net assets of Shenzhen Miaoyan Medical Technology Investment Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	(25)
Intangible assets	6
Deferred tax assets	6
Prepayments	192
Investment in associate	860
Trade and other receivables	20,294
Cash and cash equivalents	26
Trade payables and other payables	(16,558)
Contract liabilities	(13)
Income tax liabilities	209
Reserve	(5)
Net assets of subsidiary	4,992
Loss on disposal of subsidiary	(3,092)
Cash consideration	1,900

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	1,900
Cash and cash equivalents disposed of	(26)
Net cash inflow in respect of disposal	1,874

(b)	Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd.

In October 2023, the Group disposed of its entire equity interest in Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. to a third party. Details of the net assets of Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	543
Intangible assets	24
Trade and other receivables	508
Cash and cash equivalents	76
Trade payables and other payables	(995)
Net assets of subsidiary	156
Loss on disposal of subsidiary	(156)
Cash consideration	—

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(76)
Net cash outflow in respect of disposal	(76)

(c)	Stargaze Wealth Limited.

In December 2023, the Group disposed of its entire equity interest in Stargaze Wealth Limited. to a third party. Details of the net assets of Stargaze Wealth Limited. disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	842
Prepayments	1
Asset held-for-sale	1,083
Trade and other receivables	16,690
Cash and cash equivalents	974
Trade payables and other payables	(18,114)
Exchange reserve	136
Net assets of subsidiary	1,612
Loss on disposal of subsidiary	(1,612)
Cash consideration	—

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(974)
Net cash outflow in respect of disposal	(974)

(d)	Shanghai Pengai Medical Technology Co., Ltd.

In June 2024, Shanghai Pengai Medical Technology Co., Ltd. has been dissolved. Details of the net assets of Shanghai Pengai Medical Technology Co., Ltd. and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Deferred income tax assets	65
Trade and other receivables	3,583
Cash and cash equivalents	1
Trade payables and other payables	(1,543)
Net assets of subsidiary	2,106
Loss on disposal of subsidiary	(2,106)
Cash consideration	—

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the subsidiary is as follows:

2024
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(1)
Net cash outflow in respect of disposal	(1)
(e)	Shanghai Pengai xiuqi Aesthetic Medical Hospital Co., Ltd.

In December 2025, Shanghai Pengai xiuqi Aesthetic Medical Hospital Co., Ltd. has been dissolved. Details of the net assets of Shanghai Pengai xiuqi Aesthetic Medical Hospital Co., Ltd. and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	420
Intangible assets	756
Goodwill	3,223
Deferred income tax assets	1,787
Inventories	15
Trade and other receivables	822
Amounts due from related parties	500
Trade payables and other payables	(3,044)
Contract liability	(439)
Net assets of subsidiary	4,040
Loss on disposal of subsidiary	(4,040)
Cash consideration	—

(f)	Newa Medical Aesthetics Limited

In February 2025, Newa Medical Aesthetics Limited has been dissolved. Details of the net assets of Newa Medical Aesthetics Limited and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	1,107
Deferred income tax assets	379
Inventories	73
Trade and other receivables	627
Other reserve	788
Exchange reserve	1,502
Trade payables and other payables	(327)
Contract liability	(11)
Current income tax liabilities	(982)
Net assets of subsidiary	3,156
Loss on disposal of subsidiary	(3,156)
Cash consideration	—